Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Carrying Value of Debt Obligations
The following table presents the carrying value of our debt obligations (in millions):

	December 31,
	2013	2012
Senior Secured Credit Facility	$1,389.2	$1,475.7
7.25% Senior Notes	750.0	750.0
10.75% Senior Subordinated Notes	533.4	526.5
A/R Facility	124.2	117.2
Compensating cash balance	25.9	246.9
Capital leases	18.6	19.7
8% Predecessor Senior Subordinated Notes	1.0	1.0
Other debt	12.1	11.6
Total debt	2,854.4	3,148.6
Less current portion	(71.0)	(393.5)
Long term-portion	$2,783.4	$2,755.1

Summary of Principal Maturities of Debt
The following table summarizes the principal maturities of our debt as of December 31, 2013 (in millions):

	2014	2015	2016	2017	2018	Thereafter	Total
Senior Secured Credit Facility — term loans	$14.2	$14.2	$14.2	$1,334.0	$—	$—	$1,376.6
Senior Secured Credit Facility — revolving facility	—	—	12.6	—	—	—	12.6
7.25% Senior Notes	—	—	—	750.0	—	—	750.0
10.75% Senior Subordinated Notes	—	—	—	533.4	—	—	533.4
A/R Facility	—	—	124.2	—	—	—	124.2
Compensating cash balance	25.9	—	—	—	—	—	25.9
Capital leases	5.2	4.1	3.7	2.7	1.9	1.0	18.6
8% Predecessor Senior Subordinated Notes	1.0	—	—	—	—	—	1.0
Other debt	12.1	—	—	—	—	—	12.1
Total debt	$58.4	$18.3	$154.7	$2,620.1	$1.9	$1.0	$2,854.4